U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

April 4, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Manager Directed Portfolios (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897

Dear Madam or Sir:

On behalf of the Trust and its series, the Greenspring Income Opportunities Fund (the “Fund”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment advisory agreement between the Trust, on behalf of the Fund, and Corbyn Investment Management, Inc.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at amber.kopp@usbank.com.

Very truly yours,

/s/ Amber C. Kopp
Amber C. Kopp
Secretary
U.S. Bank Global Fund Services
as Administrator of the Trust

Enclosures